Inventories (Tables)	12 Months Ended
Mar. 31, 2024
Inventories [Abstract]
Schedule of Inventories, Net of Inventory Reserves	Inventories, net of inventory reserves consist of the following：
	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB

Products	80,431	54,992
Packaging materials and others	621	197
Total inventories, net of inventory reserves	81,052	55,189

Schedule of Movement of Inventory Provision /(Reversal)	Movement of inventory provision /(reversal)::
	As of March 31,	As of March 31,	As of March 31,
	2022	2023	2024
	RMB	RMB	RMB

At beginning of year	266	577	612
Provision/(reversal)	311	35	(223)
At end of year	577	612	389